1
The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Aerospace  — 0.6%
2,000 Lockheed Martin Corp. ............................. $ 710,820
8,700 Rockwell Automation Inc. ......................... 3,034,995
3,745,815
Agriculture  — 0.7%
52,000 Archer-Daniels-Midland Co. ...................... 3,514,680
12,000 The Mosaic Co. ........................................ 471,480
3,986,160
Automotive  — 0.2%
10,000 PACCAR Inc. ............................................ 882,600
Automotive: Parts and Accessories  — 4.6%
76,000 Dana Inc. ................................................. 1,734,320
186,500 Genuine Parts Co.(a) ................................ 26,147,300
27,881,620
Broadcasting  — 0.3%
45,000 Liberty Global plc, Cl. A† .......................... 1,248,300
10,000 Liberty Global plc, Cl. C† .......................... 280,900
1,529,200
Building and Construction  — 2.3%
30,000 Carrier Global Corp. .................................. 1,627,200
43,000 Fortune Brands Home & Security Inc. ....... 4,596,700
23,000 Herc Holdings Inc. .................................... 3,600,650
48,000 Johnson Controls International plc ............ 3,902,880
13,727,430
Business Services  — 4.1%
11,500 Automatic Data Processing Inc. ................ 2,835,670
28,000 Mastercard Inc., Cl. A ............................... 10,060,960
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 201,744
32,000 Pentair plc ................................................ 2,336,960
19,000 S&P Global Inc. ........................................ 8,966,670
24,402,004
Cable and Satellite  — 0.8%
129,000 DISH Network Corp., Cl. A† ...................... 4,184,760
16,000 EchoStar Corp., Cl. A† .............................. 421,600
5,000 Liberty Media Corp. - Liberty Braves,
Cl. A† ................................................... 143,750
4,750,110
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,563,660
Computer Hardware  — 1.9%
44,500 Apple Inc. ................................................ 7,901,865
27,000 International Business Machines Corp. ...... 3,608,820
11,510,685
Computer Software and Services  — 2.4%
90,000 Hewlett Packard Enterprise Co. ................. 1,419,300
39,200 Microsoft Corp. ........................................ 13,183,744
14,603,044
Shares
Market
Value
Consumer Products  — 6.5%
6,000 Edgewell Personal Care Co. ...................... $ 274,260
48,000 Energizer Holdings Inc. ............................. 1,924,800
30,000 Essity AB, Cl. A ......................................... 982,714
1,000 National Presto Industries Inc. .................. 82,030
34,000 Reckitt Benckiser Group plc ...................... 2,918,633
3,885,000 Swedish Match AB ................................... 30,964,089
41,000 Unilever plc, ADR ..................................... 2,205,390
39,351,916
Consumer Services  — 0.1%
1,600 Allegion plc .............................................. 211,904
15,000 Rollins Inc. ............................................... 513,150
725,054
Diversified Industrial  — 5.7%
78,000 Crane Co. ................................................. 7,934,940
35,000 Eaton Corp. plc ......................................... 6,048,700
1,500 Honeywell International Inc. ...................... 312,765
8,824 Ingersoll Rand Inc. ................................... 545,941
48,000 ITT Inc. .................................................... 4,905,120
36,000 Jardine Matheson Holdings Ltd. ................ 1,980,360
22,000 nVent Electric plc ...................................... 836,000
108,000 Textron Inc. .............................................. 8,337,600
154,000 Toray Industries Inc. ................................. 912,781
8,500 Trane Technologies plc ............................. 1,717,255
22,000 Trinity Industries Inc. ................................ 664,400
34,195,862
Electronics  — 2.4%
8,000 Sony Group Corp. ..................................... 1,006,694
30,000 Sony Group Corp., ADR ............................ 3,792,000
48,500 TE Connectivity Ltd. .................................. 7,824,990
10,000 Texas Instruments Inc. ............................. 1,884,700
14,508,384
Energy and Utilities: Electric  — 0.4%
7,500 Avangrid Inc. ............................................ 374,100
20,000 Korea Electric Power Corp., ADR ............... 182,800
8,000 Portland General Electric Co. ..................... 423,360
63,000 The AES Corp. .......................................... 1,530,900
2,511,160
Energy and Utilities: Integrated  — 0.5%
50,000 Energy Transfer LP ................................... 411,500
21,000 Eni SpA .................................................... 292,162
6,500 Iberdrola SA, ADR .................................... 306,865
57,000 OGE Energy Corp. ..................................... 2,187,660
3,198,187
Energy and Utilities: Natural Gas  — 2.0%
106,500 National Fuel Gas Co. ................................ 6,809,610
11,500 ONE Gas Inc. ............................................ 892,285
59,000 ONEOK Inc. .............................................. 3,466,840

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Natural Gas (Continued)
7,500 Southwest Gas Holdings Inc. .................... $ 525,375
11,694,110
Energy and Utilities: Oil  — 2.2%
47,000 Chevron Corp. .......................................... 5,515,450
4,500 ConocoPhillips ......................................... 324,810
7,200 Devon Energy Corp. .................................. 317,160
12,000 Exxon Mobil Corp. .................................... 734,280
59,000 Hess Corp. ............................................... 4,367,770
18,000 Marathon Petroleum Corp. ........................ 1,151,820
13,500 TotalEnergies SE, ADR .............................. 667,710
13,079,000
Energy and Utilities: Services  — 0.3%
80,000 Halliburton Co. ......................................... 1,829,600
8,000 Schlumberger NV ..................................... 239,600
2,069,200
Energy and Utilities: Water  — 0.2%
4,200 Essential Utilities Inc. ............................... 225,498
20,000 Severn Trent plc ....................................... 797,782
1,023,280
Entertainment  — 1.8%
40,000 Grupo Televisa SAB, ADR ......................... 374,800
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 422,040
2,500 Madison Square Garden Sports Corp.† ..... 434,325
287,800 ViacomCBS Inc., Cl. A .............................. 9,603,886
10,835,051
Environmental Services  — 0.2%
7,500 Republic Services Inc. .............................. 1,045,875
Equipment and Supplies  — 4.8%
7,000 A.O. Smith Corp. ...................................... 600,950
14,000 Danaher Corp. .......................................... 4,606,140
158,000 Flowserve Corp. ....................................... 4,834,800
50,000 Graco Inc. ................................................ 4,031,000
18,500 Minerals Technologies Inc. ....................... 1,353,275
149,000 Mueller Industries Inc. .............................. 8,844,640
15,000 Parker-Hannifin Corp. ............................... 4,771,800
29,042,605
Financial Services  — 14.7%
2,200 Alleghany Corp.† ...................................... 1,468,698
19,000 AllianceBernstein Holding LP .................... 927,960
23,300 American Express Co. ............................... 3,811,880
20,000 Ameris Bancorp ....................................... 993,600
5,000 Argo Group International Holdings Ltd. ..... 290,550
5,195 Banco Santander Chile, ADR ..................... 84,626
125,000 Bank of America Corp. .............................. 5,561,250
12,000 BNP Paribas SA ........................................ 830,240
40,500 Interactive Brokers Group Inc., Cl. A ......... 3,216,510
Shares
Market
Value
15,000 Jefferies Financial Group Inc. .................... $ 582,000
9,000 JPMorgan Chase & Co. ............................. 1,425,150
51,000 Julius Baer Group Ltd. .............................. 3,424,254
21,000 Kinnevik AB, Cl. A† ................................... 800,845
65,000 Loews Corp. ............................................. 3,754,400
12,700 M&T Bank Corp. ....................................... 1,950,466
18,300 Marsh & McLennan Companies Inc. .......... 3,180,906
11,000 Morgan Stanley ........................................ 1,079,760
7,400 Popular Inc. ............................................. 607,096
64,000 SLM Corp. ............................................... 1,258,880
122,000 State Street Corp. ..................................... 11,346,000
260,000 Sterling Bancorp ...................................... 6,705,400
6,000 T. Rowe Price Group Inc. .......................... 1,179,840
298,000 The Bank of New York Mellon Corp.(a) ...... 17,307,840
15,000 The Goldman Sachs Group Inc. ................. 5,738,250
25,000 The PNC Financial Services Group Inc. ...... 5,013,000
53,000 Valley National Bancorp ............................ 728,750
113,000 Wells Fargo & Co. .................................... 5,421,740
88,689,891
Food and Beverage  — 16.9%
1,000 Anheuser-Busch InBev SA/NV ................... 60,534
213,500 Brown-Forman Corp., Cl. A ....................... 14,473,165
34,000 Campbell Soup Co. ................................... 1,477,640
19,000 Coca-Cola Europacific Partners plc ............ 1,062,670
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 547,900
6,000 Constellation Brands Inc., Cl. A ................. 1,505,820
35,000 Danone SA ............................................... 2,175,275
35,000 Davide Campari-Milano NV ....................... 512,240
49,500 Diageo plc, ADR ....................................... 10,896,930
83,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 6,449,930
1,000 General Mills Inc. ..................................... 67,380
1,750,000 Grupo Bimbo SAB de CV, Cl. A .................. 5,392,176
93,000 Heineken NV ............................................ 10,467,346
132,000 ITO EN Ltd. .............................................. 6,931,061
18,000 Kellogg Co. .............................................. 1,159,560
4,000 McCormick & Co. Inc. .............................. 381,560
31,500 McCormick & Co. Inc., Non-Voting ........... 3,043,215
37,000 Mondelēz International Inc., Cl. A .............. 2,453,470
32,500 Nestlé SA ................................................. 4,545,435
54,000 Nissin Foods Holdings Co. Ltd. ................. 3,938,625
31,500 PepsiCo Inc. ............................................. 5,471,865
24,500 Pernod Ricard SA ..................................... 5,899,422
32,000 Remy Cointreau SA .................................. 7,796,448
30,000 Sapporo Holdings Ltd. .............................. 569,330
10,000 The Coca-Cola Co. .................................... 592,100
1,000 The Hershey Co. ....................................... 193,470
50,000 The Kraft Heinz Co. ................................... 1,795,000
32,000 Yakult Honsha Co. Ltd. ............................. 1,669,130
101,528,697

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care  — 4.8%
4,000 Abbott Laboratories .................................. $ 562,960
3,000 AbbVie Inc. .............................................. 406,200
3,500 Alcon Inc. ................................................ 304,920
75,000 Baxter International Inc. ............................ 6,438,000
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 3,324,508
91,000 Bristol-Myers Squibb Co. .......................... 5,673,850
70,000 Demant A/S† ............................................ 3,591,062
8,000 GlaxoSmithKline plc, ADR ......................... 352,800
30,000 Henry Schein Inc.† ................................... 2,325,900
16,000 Merck & Co. Inc. ...................................... 1,226,240
12,000 Novartis AG, ADR ..................................... 1,049,640
1,600 Organon & Co. ......................................... 48,720
20,000 Pfizer Inc. ................................................ 1,181,000
45,000 Roche Holding AG, ADR ........................... 2,326,050
1,700 Zimmer Biomet Holdings Inc. ................... 215,968
29,027,818
Hotels and Gaming  — 0.1%
14,000 MGM Resorts International ....................... 628,320
1,500 Wynn Resorts Ltd.† .................................. 127,560
755,880
Machinery  — 3.3%
6,000 Caterpillar Inc. .......................................... 1,240,440
48,800 Deere & Co. ............................................. 16,733,032
9,500 Otis Worldwide Corp. ............................... 827,165
8,700 Xylem Inc. ................................................ 1,043,304
19,843,941
Metals and Mining  — 2.0%
78,500 Freeport-McMoRan Inc. ............................ 3,275,805
137,500 Newmont Corp. ........................................ 8,527,750
11,803,555
Paper and Forest Products  — 0.1%
21,500 Svenska Cellulosa AB SCA, Cl. A ............... 384,022
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 140,460
Real Estate Investment Trusts  — 0.6%
8,800 Indus Realty Trust Inc. .............................. 713,328
70,000 Weyerhaeuser Co. .................................... 2,882,600
3,595,928
Retail  — 5.5%
14,000 Cie Financiere Richemont SA, Cl. A ........... 2,104,149
25,000 Copart Inc.† ............................................. 3,790,500
8,000 Costco Wholesale Corp. ............................ 4,541,600
91,000 CVS Health Corp. ...................................... 9,387,560
60,000 Ingles Markets Inc., Cl. A .......................... 5,180,400
71,000 Seven & i Holdings Co. Ltd. ...................... 3,120,716
4,000 The Home Depot Inc. ................................ 1,660,040
59,000 Walgreens Boots Alliance Inc. ................... 3,077,440
Shares
Market
Value
1,000 Walmart Inc. ............................................ $ 144,690
2,500 Weis Markets Inc. ..................................... 164,700
33,171,795
Specialty Chemicals  — 1.0%
2,700 Albemarle Corp. ....................................... 631,179
2,500 Ashland Global Holdings Inc. .................... 269,150
7,500 FMC Corp. ................................................ 824,175
46,000 H.B. Fuller Co. .......................................... 3,726,000
2,000 NewMarket Corp. ..................................... 685,440
600 Quaker Chemical Corp. ............................. 138,468
6,274,412
Telecommunications  — 3.9%
110,000 BCE Inc. ................................................... 5,724,400
190,000 Deutsche Telekom AG, ADR ...................... 3,516,900
12,000 Orange SA, ADR ....................................... 126,600
2,500 Proximus SA ............................................ 48,785
65,000 Telefonica SA, ADR ................................... 275,600
122,500 Telephone and Data Systems Inc. .............. 2,468,375
94,000 TELUS Corp. ............................................ 2,215,580
171,000 Verizon Communications Inc.(a) ............... 8,885,160
23,261,400
Transportation  — 1.7%
100,000 GATX Corp. .............................................. 10,419,000
Wireless Communications  — 0.1%
76,000 BT Group plc, Cl. A ................................... 174,416
17,000 Telesat Corp.† .......................................... 487,390
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 71,800
733,606
TOTAL COMMON STOCKS .................. 601,492,417
WARRANTS  — 0.0%
Energy and Utilities: Oil  — 0.0%
1,250 Occidental Petroleum Corp., expire
08/03/27† ............................................. 15,762
Retail  — 0.0%
28,000 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 30,729
TOTAL WARRANTS .......................... 46,491
TOTAL INVESTMENTS — 100.0%
(Cost $190,929,287) ............................. $ 601,538,908
(a) Securities, or a portion thereof, with a value of $24,871,000 were deposited with Pershing LLC.
† Non-income producing security.
ADR American Depositary Receipt